BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash	$ 148,277		$ 735,814	$ 106,809
Net loss for the period	(308,081)	$ (222,696)	4,103,067	$ (501,295)
Working capital deficit	5,982,689		5,856,791
Federal deposit insurance corporation coverage limit	$ 250,000		$ 250,000
Preferred stock, shares authorized	8,500,000		8,500,000	8,500,000
Net income incurred	$ 308,081	222,696	$ (4,103,067)	$ 501,295
Undesignated [Member]
Preferred stock, shares authorized	1,000,000		1,000,000
Common Stock [Member]
Net loss for the period
Warrants to purchase aggregate of common stock				0
Net income incurred
Two Convertible Notes And Series C Preferred Stock [Member]
Warrants to purchase aggregate of common stock	63,819,624		26,534,773
Common Class A [Member]
Warrants to purchase aggregate of common stock	20,700,000		20,700,000
Diluted (loss) income per share	2,950,000		2,950,000
Series C Redeemable Preferred Stock [Member]
Preferred stock, shares authorized	7,500,000		7,500,000